Unaudited Condensed Consolidated Interim Statement of Financial Position - GBP (£) £ in Thousands	Jul. 31, 2019	Jan. 31, 2019	[1]	Jan. 31, 2018	[1]
Non-current assets
Goodwill	£ 1,814	£ 1,814		£ 2,478
Intangible assets	10,290	10,604		14,785
Property, plant and equipment	1,365	1,540		2,067
Non-current assets	13,469	13,958		19,330
Current assets
Trade and other receivables	10,679	13,491		11,087
Current tax receivable	3,409	6,328		4,654
Cash and cash equivalents	20,866	26,858		20,102	[2]
Current assets	34,954	46,677		35,843
Total assets	48,423	60,635		55,173
Non-current liabilities
Lease liabilities	(486)	(647)		(962)
Deferred revenue	(582)	(831)		(27,270)
Financial liabilities on funding arrangements	0	0		(3,090)
Provisions for other liabilities and charges	(1,957)	(1,851)		(1,641)
Deferred tax liability	(1,612)	(1,675)		(2,379)
Non-current liabilities	(4,637)	(5,004)		(35,342)
Current liabilities
Trade and other payables	(6,496)	(8,733)		(8,825)
Lease liabilities	(358)	(358)		(324)
Deferred revenue and income	(3,147)	(3,374)		(13,834)
Contingent consideration	(80)	(629)		0
Current liabilities	(10,081)	(13,094)		(22,983)
Total liabilities	(14,718)	(18,098)		(58,325)
Net assets / (liabilities)	33,705	42,537		(3,152)
EQUITY
Share capital	1,605	1,604		736
Share premium account	92,806	92,806		60,237
Share-based payment reserve	1,091	1,148		6,743
Merger reserve	3,027	3,027		3,027
Special reserve	19,993	19,993		19,993
Currency translation reserve	77	56		37
Accumulated losses reserve	(84,894)	(76,097)		(93,925)
Total equity / (deficit)	£ 33,705	£ 42,537	[3]	£ (3,152)	[3]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’